Document And Entity Information	Oct. 19, 2022
Document Information [Line Items]
Entity, Registrant Name	PAID, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 19, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-28720
Entity, Tax Identification Number	73-1479833
Entity, Address, Address Line One	225 Cedar Hill Street
Entity, Address, Address Line Two	Suite 200
Entity, Address, City or Town	Marlborough
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01752
City Area Code	617
Local Phone Number	861-6050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	PAYD
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001017655